Significant accounting policies, and significant accounting estimates and assessments	12 Months Ended
Dec. 31, 2021
Significant accounting policies, and significant accounting estimates and assessments
Significant accounting policies, and significant accounting estimates and assessments

Note 1 – Significant accounting policies, and significant accounting estimates and assessments

Significant accounting policies

Basis of preparation

The consolidated financial statements of Zealand have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the EU and additional requirements under the Danish Financial Statements Act (class D).

The Board of Directors considered and approved the 2021 Annual Report of Zealand on March 10, 2022. The Annual Report will be submitted to the shareholders of Zealand for approval at the Annual General Meeting on April 6, 2022.

The consolidated financial statements are presented on a historical cost basis, except for certain financial assets and liabilities measured at fair value.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and on the significance of the inputs to the fair value measurement as a whole. The inputs are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
●	Level 2 inputs are inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
●	Level 3 inputs are fair value measures derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The consolidated financial statements are presented in Danish kroner (DKK), which is the functional cur-rency of the Parent Company.

In the narrative sections of the financial statements, comparative figures for 2020 and 2019 are shown in brackets if not indicated otherwise.

Implementation of new and revised standards and interpretations

Management has assessed the impact of new or amended and revised accounting standards and inter-pretations (IFRSs) issued by the IASB and IFRSs endorsed by the EU effective on or after 1 January 2021. It is assessed that application of amendments effective from 1 January 2021 has not had a material impact on the consolidated financial statements for 2021. Furthermore, Management does not anticipate any significant impact on future periods from the adoption of these amendments.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Standards and interpretations issued, but not yet applied

IASB has issued a number of new and amended standards which are not yet effective. None of these new standards or amendments are expected to impact the Group.

Accounting policies

The accounting policies are unchanged from last year. The accounting policies for specific line items and transactions are included in the respective notes to the financial statements except for basis and princi-ples of consolidation, foreign currency translation, classification of income statement, segment reporting, classification of financial assets and the cash flow statement, which are included below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and account-ing periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra Group transactions, balances, income and expenses.

Functional currency

A functional currency is determined for each Group entity.The functional currency is the currency used in the primary financial environment in which the individual Group entity operates.

Foreign currency translation

Transactions denominated in currencies other than the transacting entity's functional currency are trans-lated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the statement of financial position date are translated by applying the exchange rates at the statement of financial position date. Differences arising between the rate at the statement of financial position date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Recognition in the consolidated financial statements

On preparation of the consolidated financial statements, the income statements of entities with a func-tional currency different from DKK are translated at the average exchange rate for the period, and balance sheet items are translated at the exchange rate ruling at the reporting date.

Foreign exchange differences arising on translation of the equity of foreign entities and on translation of receivables considered part of net investment are recognized directly in other comprehensive income.

Foreign exchange differences arising on the translation of income statements from the average exchange rate for the period to the exchange rate ruling at the reporting date are also recognized in other compre-hensive income. Adjustments are presented under a separate translation reserve in equity.

Materiality in financial reporting

In preparing the Annual Report, Management seeks to improve the information value of the consolidated financial statements, the notes to the statements and other measures disclosed by presenting the infor-mation in a way that supports the understanding of the Group’s performance in the reporting period.

This objective is achieved by presenting fair transactional aggregation levels at line items and other financial information, emphasizing information that is considered of material importance to the user and making relevant rather than generic descriptions throughout the Annual Report.

All disclosures are made in compliance with the International Financial Reporting Standards, the Danish Financial Statements Act and other relevant regulations, ensuring a true and fair view throughout the Annual Report.

Consolidated financial statements

Income statement

The expenses recognized in the income statement is presented as an analysis using a classification based on their function.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with line of business, product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas.

Statement of financial position

Financial assets

Financial assets include receivables, marketable securities and cash. Financial assets are divided into cate-gories of which the following are relevant for the Group:

1.	Financial assets at amortized cost comprising of receivables with contractual cash flows solely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

2.	Financial assets at fair value through the income statement, which are marketable securities catego-rized as equity instruments are held for trading and classified at fair value through profit and loss.
3.	Equity investments. These investments are measured at fair value through the profit and loss.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the profit and loss are initially recognized at fair value, plus transaction costs.

Financial liabilities

Financial liabilities include borrowings, trade payables and certain other payables. Financial liabilities are divided into categories of which the following are relevant for the Group:

1. Financial liabilities at amortised cost.

Borrowings:

On initial recognition, borrowings are evaluated for the existence of non-closely related embedded de- rivatives, i.e. cash flows or potential cash flows whose economic characteristics and risks are not closely related to the economic characteristics and risks in the debt host contract. The cash flows attributable to such non-closely related embedded derivatives are separated and accounted for as derivative financial instruments.

On initial recognition borrowings are measured at fair value which is generally equal to the proceeds received. Fair value is allocated between the debt host contract and, if applicable, an embedded deriva- tive. Transaction costs attributable to the debt host contract are deducted from the initial fair value and amortised over the term of the loan as part of the effective interest rate on the loan. Transaction costs attributable to a non-closely related embedded derivatives are expensed on initial recognition.

Loan commitments are not accounted for. Lender fees and transaction costs attributable to uncondi- tional loan commitments are treated as prepaid transaction costs if the Group expect to draw down on the facility. If the Group has no specific plans for draw down on the loan commitment, the transaction costs are amortised over the commitment period.

If a loan commitment is subject to meeting certain conditions, it is considered an unconditional loan commitment if the Group considers it probable that the conditions will be met.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the net result for the year. The statement shows the cash flows broken down into operating, investing and financing ac-tivities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents. The cash flow statement cannot be derived directly from the balance sheet and income statement.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net operating result adjusted for depreciation and amortization, sale of royalties, non-cash operating items, changes in net working capital, financial items paid, bargain purchase gain, and income tax benefits received and paid.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestone relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and de-posits, net cashflow from acquisition of Valeritas activities, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes proceeds from issuance of new ordinary shares, proceeds from issuance of shares related to exercise of sharebased compensation. and related costs, finance lease installments, loan financing and purchase of treasury shares.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances. Cash and cash equivalents are instruments with original maturities of 90 days or less. The Company does not have any cash equivalents for the years ended December 31, 2021, 2020 or 2019.

Information on COVID-19

Our business, operations and clinical studies were, of course, impacted by the effects of COVID-19. Although our clinical studies continued without interruption during 2021, there were delays and increased total costs arising from the implications of COVID-19.

However, we have not recognized any write-offs, impairments of assets, or losses to onerous contracts due to COVID-19.

The COVID-19 pandemic is also having an effect on other aspects of our business, including: our third-party manufacturers, and other third parties; albeit with no material effect or impact. The COV-ID-19 pandemic may, in the long-term, affect the productivity of our staff; our ability to attract, integrate, manage and retain qualified personnel or key employees; our global supply chains and relationships with vendors and other parties; significant disruption of global financial markets; and reduced ability to secure additional funding. We continuously monitor the COVID-19 pandemic and its potential impact on our business and financials.

Significant accounting estimates and judgements

The preparation of the consolidated financial statements requires Management to make judgments and estimates that affect the reported amounts of revenues, expenses, assets and liabilities, and the accom-panying disclosures. In applying our accounting policies, Management is required to make judgements and estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recog-nized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertain- ties that may result in deviations in actual results compared with estimates.

Please refer to the table below to see in which note the accounting estimates and judgements are pre- sented.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Notes including management’s estimates and judgements

	Estimates	Judgements
2 – Going concern uncertainties		X
3 – Revenue	X	X
7 – Employee incentive programs	X
27 – Rebate and product return liabilities	X	X

Additional description of Management's estimates and judgements made are described below and in note 2.

Revenue recognition (management estimate and judgement)

Revenue comprises license payments, upfront- and milestone payments, product revenue and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation. When entering into licensing and development agreements, a critical judgment relates to whether the custom-er could continue development of the Intellectual Property (IP) to the stage promised by Zealand under the promise to provide R&D services. If this is not the case, the IP and the R&D services are considered a single performance obligation.

Milestone payments are related to the collaborative research agreements with commercial partners and are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Employee incentive programs (management estimates)

In accordance with IFRS 2, Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement over the vesting pe- riod. The fair value of each warrant granted during the year is estimated using the Black– Scholes option pricing model. This requires the input of subjective assumptions such as:

●	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
●	The selection of the risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity equal to the expected term
●	The duration of the warrants, which is assumed to be until the middle of the exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period. An adjustment is made to reflect an expected attrition rate during the vesting period. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

Rebate and product return liabilities (management estimate and judgement)

Liabilities regarding sales rebates and discounts granted to government agencies, wholesalers, retail phar- macies, managed care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

For both managed care rebates and the Medicare part D rebates, the key assumptions relate to the rebate percentages by each pharmacy as determined in each pharmacy's contract with the Company and forecasted number of prescriptions that will be filled by each pharmacy (referred to as payor mix). For co-pay card redemptions, the key assumptions relate to expected settlement rate for sales units remain- ing in the channel that have yet to be presented under co-pay terms. These assumptions are made based on historical actuals, which are used to estimate forecasted trends, including payor mix and settlement rates, which are used to estimate the expected settlement of managed care rebates and Medicare part D rebates, and co-pay card redemption, and the specific terms in the individual agreements. Unsettled rebates are recognized as liabilities when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognized as accruals. Please refer to note 27 for further information on sales rebates and liabilities.

iXBRL reporting

Zealand Pharma is required to file its annual report in the European Single Electronic Format (‘ESEF’) and The Annual Report is therefore prepared in the XHTML format that can be displayed in a standard brows-er. The primary statements in the consolidated financial statements are tagged using inline eXtensible Business Reporting Language (iXBRL). The iXBRL tags comply with the ESEF taxonomy, which is included in the ESEF Regulation and developed based on the IFRS taxonomy published by the IFRS Foundation.Where a financial statement line item is not defined in the ESEF taxonomy, an extension to the taxono- my has been created. Extensions are anchored to elements in the ESEF taxonomy, except for extensions which are subtotals. The Annual Report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with certain technical files, all included in a file named 549300ITB- B1ULBL4CZ12-2021-12-31-en.zip.